Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2011	2010
Cost	(in thousands)
Customer relationships acquired	$22,193	$12,337
Technology asset acquired	11,169	-
Order backlog	3,260	1,470
Tradenames acquired	1,357	-
Volunteer list acquired	1,325	1,325
Foreign exchange movement	(1,728)	(55)
Total cost	37,576	15,077
Accumulated amortization	(9,467)	(6,933)
Foreign exchange movement	151	134
Net book value	$28,260	$8,278

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited, a market leading provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of certain tradenames and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit.  $1,486,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit.   $1,087,000 has been amortized in the period since the date of acquisition. A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited.

On May 17, 2010 the Company acquired Timaq Medical Imaging, a European provider of advanced imaging services.  The value of certain client relationships identified of $0.8 million is being amortized over approximately 3 years, the estimated period of benefit.  $417,000 has been amortized in the period since the date of acquisition.

During the year ended December 31, 2009 the Company completed the acquisitions of Qualia Clinical Services, Inc, a US provider of Phase I clinical trial services and Veeda Laboratories Limited, a specialist provider of biomarker laboratory services. The value of certain client relationships identified of $0.4 million is being amortized over approximately 3 years, the estimated period of benefit.  $330,000 has been amortized in the period since the date of acquisition.

On July 1, 2004 the Company acquired 70% of the common stock of Beacon Biosciences Inc, a US provider of advanced imaging services.  On December 31, 2008 the remaining 30% of the common stock was acquired by the Company.  The value of certain customer relationships and order backlog identified of $0.2 million and $1.5 million respectively are being amortized over approximately 3 years, the estimated period of benefit.  $1,710,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.  $2,532,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit.  $1,896,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2012 to December 31, 2016 is as follows:

Year ended December 31 (in thousands)
2012	$5,970
2013	4,534
2014	4,257
2015	4,208
2016	3,724
$22,693